WARRANTS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrants Details Narrative
Warrant expense		$ 1,249,123	$ 5,038,986	$ 1,355,990